Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 29,680,000	$ 220,880,000	$ 11,860,000	$ 11,700,000	$ 300,000	$ 274,420,000
CONVENTIONAL [Member]
Total	990,000	3,880,000	1,120,000			5,990,000
DUVERNAY [Member]
Total	440,000	3,130,000	600,000			4,170,000
LLOYDMINSTER [Member]
Total	5,750,000	24,620,000	4,050,000	4,460,000		38,880,000
PEACE RIVER [Member]
Total	6,070,000	100,810,000	2,900,000	2,840,000		112,620,000
VIKING [Member]
Total	7,500,000	17,340,000	$ 3,190,000	$ 4,400,000	$ 300,000	32,730,000
USA [Member]
Total	$ 8,930,000	$ 71,100,000				$ 80,030,000